UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.
Schedule of Investments
February 29, 2008 (Unaudited)
(showing percentage of total net assets)

SHARES		VALUE
	Common Stock - 98.78%
	Beverages - 6.91%
887,000	The Coca-Cola Company	$51,854,020
1,270,000	PepsiCo, Inc.	88,341,200
		140,195,220
	Capital Markets - 3.61%
1,452,000	T. Rowe Price Group, Inc.	73,369,560
	Chemicals - 4.20%
1,173,000	Ecolab, Inc.	54,884,670
379,000	Praxair, Inc.	30,426,120
		85,310,790
	Commercial Banks - 3.43%
2,381,000	Wells Fargo & Company	69,596,630
	Commercial Services & Supplies - 3.66%
2,170,000	Equifax, Inc.	74,257,400
	Electrical Equipment - 5.28%
2,104,000	Emerson Electric Co.	107,219,840
	Food & Staples Retailing - 2.90%
2,097,000	Sysco Corporation	58,841,820
	Health Care Equipment & Supplies - 9.80%
1,821,400	Medtronic, Inc.	89,904,304
1,673,000	Stryker Corporation	108,929,030
		198,833,334
	Health Care Providers & Services - 2.36%
1,359,000	Patterson Companies, Inc. (a)	47,836,800
	Household Products - 11.06%
524,000	The Clorox Company	30,491,560
1,066,000	Colgate-Palmolive Company	81,111,940
1,705,000	The Procter & Gamble Company	112,836,900
		224,440,400
	Industrial Conglomerates - 10.01%
1,281,500	3M Co.	100,469,600
3,098,800	General Electric Company	102,694,232
		203,163,832
	IT Services - 4.77%
1,477,500	Automatic Data Processing, Inc.	59,026,125
1,203,000	Paychex, Inc.	37,846,380
		96,872,505
	Life Science Tools & Services - 2.34%
796,000	Waters Corp. (a)	47,449,560
	Machinery - 3.42%
936,000	Danaher Corporation	69,404,400
	Media - 7.85%
1,656,000	The McGraw-Hill Companies, Inc.	67,780,080
2,051,000	Omnicom Group, Inc.	91,618,170
		159,398,250
	Pharmaceuticals - 9.78%
1,911,000	Abbott Laboratories	102,334,050
1,551,500	Johnson & Johnson	96,130,940
		198,464,990
	Software - 5.55%
917,000	Adobe Systems, Inc. (a)	30,857,050
3,007,200	Microsoft Corporation	81,855,984
		112,713,034
	Specialty Retail - 1.85%
1,327,000	Bed Bath & Beyond, Inc. (a)	37,607,180

	Total Common Stock (Cost $1,599,055,295)	2,004,975,545

PRINCIPAL AMOUNT
	Short Term Investments - 0.99%
	Commercial Paper - 0.98%
$ 19,938,000	Prudential 3.04%, 3/03/2008	19,934,896
	Variable Rate Demand Notes (b) - 0.01%
214,408	Wisconsin Corporate Central Credit Union, 4.99%	214,408

	Total Short Term Investments (Cost $20,149,303)	20,149,304
	Total Investments - 99.77% (Cost $1,619,204,598)	2,025,124,849
	Other Assets in Excess of Liabilities - 0.23%	4,612,312
	NET ASSETS - 100.00%	$ 2,029,737,161

(a) Non-Income Producing
(b) Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates shown are as of February 29, 2008.

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$1,619,204,598

Gross unrealized appreciation	447,572,699
Gross unrealized depreciation	(41,652,449)
Net unrealized appreciation	$405,920,250

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)            /s/ Robert McIver
Robert McIver, President

Date                      4/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Robert McIver
Robert McIver, President

Date                      4/28/08

By (Signature and Title)            /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date                      4/28/08